Pledged Bank deposits, Bank Borrowings and Banking Facilities	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES

Note 9 – Pledged Bank deposits, Bank Borrowings and Banking Facilities

The Group entered into several banking facilities with Standard Chartered Bank (Hong Kong) Limited, BOC, Guangdong Development Bank Holdings Company Limited (“GDB”) and the Hong Kong and Shanghai Banking Corporation Limited (“HSBC”). As of June 30, 2012 and December 31, 2011, the aggregate credit limit of these facilities amounted to RMB1,527,071 thousand (USD240,370 thousand) and RMB1,431,862 thousand, respectively. These facilities include letters of guarantee, bank loans and irrevocable letters of credit. The banking facility with BOC also included an accounts receivable factoring agreement as disclosed in note 3. The credit limit and the respective secured deposits for the accounts receivable factoring agreement share the same credit limit with the banking facility with BOC.

As of June 30, 2012 and December 31, 2011, the total outstanding bank borrowings amounted to RMB791,909 thousand (USD124,651 thousand) and RMB854,234 thousand, respectively. The weighted average interest rate on outstanding bank borrowings as of June 30, 2012 was 2.3% (December 31, 2011: 2.2%). The aggregate amount of funds secured as pledged deposits with the respective banks as of June 30, 2012 and December 31, 2011 amounted to RMB505,064 thousand (USD79,500 thousand) and RMB431,695 thousand, respectively.

As of June 30, 2012 and December 31, 2011, the aggregate amount of unutilized banking facilities (including the unutilized facility amount under the accounts receivable factoring agreement with BOC) amounted to RMB483,347 thousand (USD76,082 thousand) and RMB318,319 thousand, respectively.